LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Legal settlements and reserves	$ 19	$ (1)	$ 37	$ 186
Impairment of long-lived assets	481	16	576	30
Restructuring and acquisition expenses	20	36	85	106
Contingent consideration	(59)	0	(33)	0
Provision For Loss Contingency	670	0	670	30
Total	1,131	51	1,335	352
Cephalon Acquisition [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Cephalon In Process R And D Impairment			415
Cephalon Reduction In Contingent Consideration Liability			80
Other Assets Impairment			$ 66